Segment Information (Segment Financial Information) (Details) (USD $)	3 Months Ended								6 Months Ended	12 Months Ended		12 Months Ended	3 Months Ended			12 Months Ended		3 Months Ended			12 Months Ended		3 Months Ended				12 Months Ended		6 Months Ended	3 Months Ended	6 Months Ended		0 Months Ended	3 Months Ended							6 Months Ended	12 Months Ended				3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended				3 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended						12 Months Ended	3 Months Ended						12 Months Ended	3 Months Ended						12 Months Ended	3 Months Ended						12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended				3 Months Ended	6 Months Ended	12 Months Ended				3 Months Ended	6 Months Ended	12 Months Ended				3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2014 segments	Mar. 31, 2014 Successor [Member]		Dec. 31, 2013 Successor [Member]	Sep. 30, 2013 Successor [Member]	Jun. 30, 2013 Successor [Member]	Mar. 31, 2013 Successor [Member]	Dec. 30, 2012 Successor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2013 Successor [Member] Corporate Segment [Member]	Mar. 31, 2014 Successor [Member] Wireless [Member]	Mar. 31, 2013 Successor [Member] Wireless [Member]	Dec. 30, 2012 Successor [Member] Wireless [Member]	Dec. 31, 2013 Successor [Member] Wireless [Member]	Dec. 31, 2012 Successor [Member] Wireless [Member]	Mar. 31, 2014 Successor [Member] Wireline [Member]	Mar. 31, 2013 Successor [Member] Wireline [Member]	Dec. 30, 2012 Successor [Member] Wireline [Member]	Dec. 31, 2013 Successor [Member] Wireline [Member]	Dec. 31, 2012 Successor [Member] Wireline [Member]	Mar. 31, 2014 Successor [Member] Corporate, Other And Eliminations [Member]		Mar. 31, 2013 Successor [Member] Corporate, Other And Eliminations [Member]	Dec. 30, 2012 Successor [Member] Corporate, Other And Eliminations [Member]	Dec. 31, 2013 Successor [Member] Corporate, Other And Eliminations [Member]	Dec. 31, 2012 Successor [Member] Corporate, Other And Eliminations [Member]	Dec. 31, 2013 Successor [Member] Lease [Member]	Mar. 31, 2014 Successor [Member] Lease [Member] Wireless [Member]	Dec. 31, 2013 Successor [Member] Lease [Member] Wireless [Member]	Dec. 31, 2013 Successor [Member] Lease [Member] Wireline [Member]	Jul. 10, 2013 Predecessor [Member]	Jun. 30, 2013 Predecessor [Member]	Mar. 31, 2013 Predecessor [Member]		Dec. 31, 2012 Predecessor [Member]	Sep. 30, 2012 Predecessor [Member]	Jun. 30, 2012 Predecessor [Member]	Mar. 31, 2012 Predecessor [Member]	Jul. 10, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]		Dec. 31, 2011 Predecessor [Member]		Mar. 31, 2013 Predecessor [Member] Wireless [Member]	Jul. 10, 2013 Predecessor [Member] Wireless [Member]	Dec. 31, 2012 Predecessor [Member] Wireless [Member]	Dec. 31, 2011 Predecessor [Member] Wireless [Member]	Mar. 31, 2013 Predecessor [Member] Wireline [Member]	Jul. 10, 2013 Predecessor [Member] Wireline [Member]	Dec. 31, 2012 Predecessor [Member] Wireline [Member]	Dec. 31, 2011 Predecessor [Member] Wireline [Member]	Mar. 31, 2013 Predecessor [Member] Corporate, Other And Eliminations [Member]	Jul. 10, 2013 Predecessor [Member] Corporate, Other And Eliminations [Member]	Dec. 31, 2012 Predecessor [Member] Corporate, Other And Eliminations [Member]		Dec. 31, 2011 Predecessor [Member] Corporate, Other And Eliminations [Member]		Mar. 31, 2013 Predecessor [Member] Lease [Member] Wireless [Member]	Jul. 10, 2013 Predecessor [Member] Lease [Member] Wireless [Member]	Dec. 31, 2012 Predecessor [Member] Lease [Member] Wireless [Member]	Mar. 31, 2014 Intersegment Eliminations [Member] Successor [Member]		Mar. 31, 2013 Intersegment Eliminations [Member] Successor [Member]		Dec. 30, 2012 Intersegment Eliminations [Member] Successor [Member]		Dec. 31, 2013 Intersegment Eliminations [Member] Successor [Member]	Mar. 31, 2014 Intersegment Eliminations [Member] Successor [Member] Wireless [Member]		Mar. 31, 2013 Intersegment Eliminations [Member] Successor [Member] Wireless [Member]		Dec. 30, 2012 Intersegment Eliminations [Member] Successor [Member] Wireless [Member]		Dec. 31, 2013 Intersegment Eliminations [Member] Successor [Member] Wireless [Member]	Mar. 31, 2014 Intersegment Eliminations [Member] Successor [Member] Wireline [Member]		Mar. 31, 2013 Intersegment Eliminations [Member] Successor [Member] Wireline [Member]		Dec. 30, 2012 Intersegment Eliminations [Member] Successor [Member] Wireline [Member]		Dec. 31, 2013 Intersegment Eliminations [Member] Successor [Member] Wireline [Member]	Mar. 31, 2014 Intersegment Eliminations [Member] Successor [Member] Corporate, Other And Eliminations [Member]		Mar. 31, 2013 Intersegment Eliminations [Member] Successor [Member] Corporate, Other And Eliminations [Member]		Dec. 30, 2012 Intersegment Eliminations [Member] Successor [Member] Corporate, Other And Eliminations [Member]		Dec. 31, 2013 Intersegment Eliminations [Member] Successor [Member] Corporate, Other And Eliminations [Member]	Mar. 31, 2013 Intersegment Eliminations [Member] Predecessor [Member]	Jul. 10, 2013 Intersegment Eliminations [Member] Predecessor [Member]	Dec. 31, 2012 Intersegment Eliminations [Member] Predecessor [Member]		Dec. 31, 2011 Intersegment Eliminations [Member] Predecessor [Member]		Mar. 31, 2013 Intersegment Eliminations [Member] Predecessor [Member] Wireless [Member]	Jul. 10, 2013 Intersegment Eliminations [Member] Predecessor [Member] Wireless [Member]	Dec. 31, 2012 Intersegment Eliminations [Member] Predecessor [Member] Wireless [Member]		Dec. 31, 2011 Intersegment Eliminations [Member] Predecessor [Member] Wireless [Member]		Mar. 31, 2013 Intersegment Eliminations [Member] Predecessor [Member] Wireline [Member]	Jul. 10, 2013 Intersegment Eliminations [Member] Predecessor [Member] Wireline [Member]	Dec. 31, 2012 Intersegment Eliminations [Member] Predecessor [Member] Wireline [Member]		Dec. 31, 2011 Intersegment Eliminations [Member] Predecessor [Member] Wireline [Member]		Mar. 31, 2013 Intersegment Eliminations [Member] Predecessor [Member] Corporate, Other And Eliminations [Member]	Jul. 10, 2013 Intersegment Eliminations [Member] Predecessor [Member] Corporate, Other And Eliminations [Member]	Dec. 31, 2012 Intersegment Eliminations [Member] Predecessor [Member] Corporate, Other And Eliminations [Member]		Dec. 31, 2011 Intersegment Eliminations [Member] Predecessor [Member] Corporate, Other And Eliminations [Member]
Segment Reporting Information [Line Items]
Severance and exit costs										$ 309,000,000																															$ 652,000,000
Restructuring Charges		(56,000,000)							(328,000,000)																				(56,000,000) [1]	(11,000,000) [2]	(54,000,000)	(2,000,000)									(687,000,000)	(240,000,000)																		(8,000,000)	(478,000,000) [3]	(196,000,000) [4]
Business Combination, Acquisition Related Costs										(100,000,000)		(75,000,000)				(25,000,000)																			(1,000,000)						(53,000,000)	(19,000,000)
Number of Reportable Segments	2
Segment Reporting Information, Total Net Operating Revenues		8,875,000,000					0	0		16,891,000,000			8,254,000,000	0	0	15,642,000,000		617,000,000	0	0	1,240,000,000		4,000,000		0	0	9,000,000								8,793,000,000						18,602,000,000	35,366,000,000		33,679,000,000		8,089,000,000	17,125,000,000	32,355,000,000	30,301,000,000	702,000,000	1,471,000,000	2,999,000,000	3,370,000,000	2,000,000	6,000,000	12,000,000		8,000,000
Revenues		8,875,000,000		9,142,000,000	7,749,000,000	0	0	0		16,891,000,000			8,254,000,000			15,642,000,000		770,000,000			1,636,000,000		(149,000,000)	[5]			(387,000,000) [5]						932,000,000	8,877,000,000	8,793,000,000		9,005,000,000	8,763,000,000	8,843,000,000	8,734,000,000	18,602,000,000	35,345,000,000		33,679,000,000		8,089,000,000	17,125,000,000	32,355,000,000	30,301,000,000	893,000,000	1,901,000,000	3,881,000,000	4,326,000,000	(189,000,000) [5]	(424,000,000) [5]	(870,000,000)	[5]	(948,000,000)	[5]				0	[6]	0	[6]	0	[6]	0 [6]	0	[7]	0	[6]	0	[6]	0 [6]	153,000,000	[7]	0	[6]	0	[6]	396,000,000 [6]	(153,000,000)	[6]	0	[6]	0	[6]	(396,000,000) [6]	0 [6]	0 [6]	0	[6]	0	[6]	0 [6]	0 [6]	0	[6]	0	[6]	191,000,000 [6]	430,000,000 [6]	882,000,000	[6]	956,000,000	[6]	(191,000,000) [6]	(430,000,000) [6]	(882,000,000)	[6]	(956,000,000)	[6]
Segment Operating Expenses		(7,031,000,000)					(14,000,000)	(33,000,000)		(14,525,000,000)			(6,417,000,000)	0	0	(13,464,000,000)		(758,000,000)	0	0	(1,414,000,000)		144,000,000		(14,000,000)	(33,000,000)	353,000,000								(7,269,000,000)						(15,559,000,000)	(30,563,000,000)		(28,607,000,000)		(6,694,000,000)	(14,355,000,000)	(28,208,000,000)	(26,034,000,000)	(765,000,000)	(1,629,000,000)	(3,232,000,000)	(3,526,000,000)	190,000,000	425,000,000	877,000,000		953,000,000
Segment Reporting Information Operating Income or Loss		1,844,000,000					(14,000,000)	(33,000,000)		2,366,000,000			1,837,000,000	0	0	2,178,000,000		12,000,000	0	0	222,000,000		(5,000,000)		(14,000,000)	(33,000,000)	(34,000,000)								1,524,000,000						3,043,000,000	4,803,000,000		5,072,000,000		1,395,000,000	2,770,000,000	4,147,000,000	4,267,000,000	128,000,000	272,000,000	649,000,000	800,000,000	1,000,000	1,000,000	7,000,000		5,000,000
Depreciation		868,000,000					0	0		2,026,000,000																									1,422,000,000						3,098,000,000	6,240,000,000		4,455,000,000
Amortization		429,000,000					0	0		908,000,000																									70,000,000						147,000,000	303,000,000		403,000,000
Business combination and hurricane-related charges																																										(64,000,000)	[8]
Other, net		(127,000,000)	[7]							(402,000,000) [7]																									(3,000,000)	[7]					(683,000,000) [7]	(16,000,000)	[7]	(106,000,000)	[7]
Operating income (Loss)		420,000,000		(576,000,000)	(358,000,000)	(22,000,000)	(14,000,000)	(33,000,000)		(970,000,000)																							(40,000,000)	874,000,000	29,000,000		(705,000,000)	(231,000,000)	(629,000,000)	(255,000,000)	(885,000,000)	(1,820,000,000)		108,000,000
Interest Expense		(516,000,000)					0	0		(918,000,000)																									(432,000,000)						(1,135,000,000)	(1,428,000,000)		(1,011,000,000)
Equity in losses of unconsolidated investments, net		0					0	0		0																									(202,000,000)						(482,000,000)	(1,114,000,000)		(1,730,000,000)																																																																			(1,114,000,000)		(1,730,000,000)
Income loss from equity method investments, net																																			(202,000,000)						2,444,000,000
Other Nonoperating Income (Expense)		1,000,000					6,000,000	10,000,000		73,000,000																									0						19,000,000	190,000,000		(3,000,000)
Loss (income) before income taxes		(95,000,000)					(8,000,000)	(23,000,000)		(1,815,000,000)																									(605,000,000)						443,000,000	(4,172,000,000)		(2,636,000,000)
Gain on previously-held equity interests		0					0	0		0																									0						2,926,000,000	0		0
Payment received for incremental costs or obligations incurred by the Company for Spectrum Hosting		0					0	0		0																									0						0	236,000,000		0
Gain Loss from asset dispositions and exchanges		0					0	0		0																									0						0	29,000,000		0
Net benefit resulting from favorable developments relating to access cost disputes associated with prior periods																																										17,000,000
Severance, exit costs and asset impairments		(127,000,000)					0	0		(309,000,000)																									(25,000,000)						(652,000,000)	(298,000,000)		(106,000,000)
Asset impairments		75,000,000					0	0		0																									0						0	102,000,000		78,000,000
Payments to Acquire Property, Plant, and Equipment		1,488,000,000					0	0		3,847,000,000			1,343,000,000			3,535,000,000		79,000,000			153,000,000		66,000,000				159,000,000								1,381,000,000						3,140,000,000	4,261,000,000		3,130,000,000		1,270,000,000	2,840,000,000	3,753,000,000	2,702,000,000	64,000,000	174,000,000	240,000,000	168,000,000	47,000,000	126,000,000	268,000,000		260,000,000
Assets		84,689,000,000		86,095,000,000			3,122,000,000		86,095,000,000	86,095,000,000	3,115,000,000		75,051,000,000	0		75,128,000,000	0	1,499,000,000	0		1,548,000,000	0	8,139,000,000		3,122,000,000		9,419,000,000	3,115,000,000									51,570,000,000					51,570,000,000		49,383,000,000				38,297,000,000	37,606,000,000			2,195,000,000	2,355,000,000			11,078,000,000		9,422,000,000
Other Operating Expenses Net		0					0	0		0																									22,000,000						22,000,000	282,000,000		0
Other Nonrecurring (Income) Expense									7,000,000																																	(45,000,000)						(4,000,000)
Contra Revenue																																																21,000,000
Cost of services and products, nonrecurring																																										$ 20,000,000						$ 17,000,000				$ 3,000,000

[1]	For the year ended December 31, 2013, we recognized costs of $56 million ($54 million Wireless, $2 million Wireline).
[2]	(10)For the three-month transition period ended March 31, 2014, we recognized costs of $11 million (solely attributable to Wireless).
[3]	For the 191-day period ended July 10, 2013, we recognized net costs of $478 million (solely attributable to our Wireless segment). For the unaudited three-month period ended March 31, 2013, we recognized net costs of $8 million (solely attributable to our Wireless segment).
[4]	(1)For the year ended December 31, 2012, we recognized costs of $196 million (solely attributable to our Wireless segment).
[5]	(1)Revenues eliminated in consolidation consist primarily of wireline services provided to the Wireless segment for resale to or use by wireless subscribers.
[6]	(1)Inter-segment revenues consist primarily of wireline services provided to the Wireless segment for resale to or use by wireless subscribers.
[7]	(2)Other, net for the Successor three-month transition period ended March 31, 2014 consists of $127 million of severance, exit costs and asset impairments. Other, net for the Successor year ended December 31, 2013 consists of $309 million of severance and exit costs and $100 million of business combination fees paid to unrelated parties in connection with the transactions with SoftBank and Clearwire ($75 million included in our corporate segment and $25 million included in our wireless segment and classified as selling, general and administrative expenses), partially offset by $7 million of insurance reimbursement towards 2012 hurricane-related charges (included in our wireless segment and classified as a contra-expense in cost of services expense). Other, net for the Predecessor 191-day period ended July 10, 2013 and unaudited three-month period ended March 31, 2013 consists of $652 million and $25 million, respectively, of severance and exit costs, partially offset by $22 million of favorable developments in connection with an E911 regulatory tax-related contingency. Other, net for the Predecessor 191-day period ended July 10, 2013 also includes $53 million of business combination fees paid to unrelated parties in connection with the transactions with SoftBank and Clearwire (included in our corporate segment and classified as selling, general and administrative expenses). Other, net for the Predecessor year ended December 31, 2012 consists of $196 million of lease exit costs and $102 million of asset impairment charges, partially offset by net operating income of $236 million associated with the termination of the spectrum hosting arrangement with LightSquared, a gain of $29 million on spectrum swap transactions, and a benefit of $17 million resulting from favorable developments relating to access cost disputes associated with prior periods. Other, net for the Predecessor year ended December 31, 2011 consists of $106 million of severance, exit costs and asset impairments associated with the shut-down of the Nextel platform.
[8]	(3)Includes $45 million of hurricane-related charges for the Predecessor year ended December 31, 2012, which are classified in our consolidated statements of comprehensive loss as follows: $21 million as contra-revenue in net operating revenues of Wireless, $20 million as cost of services and products ($17 million Wireless; $3 million Wireline), and $4 million as selling, general and administrative expenses in our Wireless segment. Also includes $19 million of business combination charges for fees paid to unrelated parties necessary for the proposed transactions with SoftBank and Clearwire, which is included in our corporate segment and classified as selling, general and administrative expenses.